Statements of Operations and Comprehensive Loss	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares
Operating Expenses
Research and development expenses	€ (35,697,935)	$ (35,697,935)	€ (25,684,140)	€ (44,582,136)
General and administrative expenses	(11,984,722)	(11,984,722)	(8,467,203)	(12,501,048)
Total Operating Expenses	(47,682,657)		(34,151,343)	(57,083,184)
Other income	54,221		221,748	400,253
Other expenses	(6,381)		(13,209)	(85,242)
Operating Result	(47,634,816)		(33,942,804)	(56,768,173)
Finance income	109,391		887,702	2,840,676
Finance expenses	24,769		26,000	22,265
Foreign exchange result	1,964,135	1,964,135	(776,512)	694,944
Other financial result	(44,000)	$ (44,000)	(126,000)	0
Income Taxes	0		0	0
Loss for the Period	€ (45,630,059)		€ (33,983,614)	€ (53,254,817)
Share Information
Weighted average number of shares outstanding | shares	41,629,974	41,629,974	27,064,902	26,004,519
Loss per share (basic/diluted) | € / shares	€ (1.10)		€ (1.26)	€ (2.05)
Loss for the period	€ (45,630,059)		€ (33,983,614)	€ (53,254,817)
Other comprehensive income (loss) that may be re-classified to profit or loss in subsequent periods:
Exchange differences on translation of foreign currency	6,777,061		(5,954,019)	2,177,033
Total Comprehensive Loss	€ (38,852,998)		€ (39,937,633)	€ (51,077,785)